WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Warrants Disclosure [Abstract]
Warrant Activity
Warrant activity for the three months ended March 31, 2014 is as follows:

		Weighted
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual Term In	Intrinsic
	Warrants	Price	Months	Value
Outstanding at December 31, 2013	19,323,406	$0.200	63	$300,000

Granted	-	-	55	-

Exercised	(531,262)	0.104	-	-

Expired or cancelled	-	-	-	-

Outstanding and exercisable at March 31, 2014	18,792,144	$0.197	11-92	$1,878,967

Millennium had no options issued pursuant to this Plan as of December 31, 2013 and 2012, respectively.

	December 31, 2013		December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Warrants outstanding - beginning of year	18,190,906	$0.225	7,631,544	$0.404
Warrants exercised	-	-	-	-
Warrants granted	1,140,000	0.185	10,587,500	0.129
Warrants expired	(7,500)	60.000	(28,138)	12,446

Warrants outstanding - end of year	19,323,406	$0.200	18,190,906	$0.225

Warrants price range at end of year	$0.10 - $16.00		$0.10 - $60.00

Warrants price for exercised shares	$0.00		$0.00

Schedule of fixed-price stock options and warrants outstanding
The following table summarizes information about fixed-price warrants outstandings

Range of Exercise Prices	Number Outstanding at December 31, 2013	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$0.10	7,500,000	47 Mo’s	$0.10	7,500,000	$0.10
$0.17	8,033,406	92 Mo’s	$0.17	7,533,406	$0.17
$0.20	3,727,500	16 Mo’s	$0.20	3,087,500	$0.20
$16.00	62,500	72 Mo’s	$16.00	62,500	$16.00
$60.00	-		$60.00	7,500	$60.00
	19,323,406			18,190,906